LEASE LIABILITIES - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	$ 394,473	$ 457,727
Future finance charges	(100,370)	(118,962)
Total Financial lease liabilities	294,103	338,765	$ 73,828
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	56,929	55,670
Total Financial lease liabilities	42,486	40,546
Later than one year but not later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	176,399	197,956
Total Financial lease liabilities	134,857	149,830
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	161,145	204,101
Total Financial lease liabilities	$ 116,760	$ 148,389